Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation disclosed in the Summary Compensation Table and executive compensation “actually paid” (as defined in Item 402(v) of Regulation S-K) and certain measures of our financial performance with respect to the individuals serving as our CEO (our “PEO”) and, on average, our other NEOs during 2024, 2023, 2022, 2021 and 2020. The values shown below are disclosed in the manner required by SEC rules, but in certain cases, particularly with respect to the valuation of equity awards, the values shown may not correspond to the actual economic benefit that will be received by the applicable executive upon receipt of the applicable compensation. In addition, our performance-based long-term incentive awards granted in 2024, 2023, 2022, 2021 and 2020 in respect of 2023, 2022, 2021, 2020 and 2019 performance, respectively, which are included in this disclosure, are based on three-year forward-looking performance metrics, or the achievement of the Minimum Value Condition. For further information concerning our executive compensation, see “Compensation Discussion and Analysis” above.

	Summary Compensation Table Total for PEO		Compensation “Actually Paid” to PEO		Average Summary Compensation Table Total for Non- PEO NEOs (4)	Average Compensation “Actually Paid” to Non-PEO NEOs (3)(5)	Value of Initial Fixed $100 Investment Based On:
Year	Peter R. Orszag (1)	Kenneth M. Jacobs (2)	Peter R. Orszag (3)	Kenneth M. Jacobs (3)			Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)	Net Income US GAAP (millions) (8)	Share Price (9)
2024	$ 11,395,756	—	$ 62,218,118	—	$ 6,999,823	$ 24,158,637	$ 154.85	$ 130.50	$ 280	$ 51.48
2023	$ 30,834,841	$10,883,187	$34,445,932	$11,846,936	$12,107,938	$13,125,354	$106.83	$112.10	$(75)	$34.80
2022	—	$10,888,560	—	$16,756,607	$6,345,221	$8,782,919	$83.86	$89.43	$358	$34.67
2021	—	$11,777,331	—	$26,276,748	$7,916,113	$14,177,208	$107.44	$134.87	$528	$43.63
2020	—	$10,038,325	—	$14,278,964	$6,907,889	$8,532,708	$112.02	$98.24	$402	$42.30

(1)	Reflects amounts of total compensation reported for Mr. Orszag in the Summary Compensation Table for 2024 and 2023.
(2)	Reflects amounts of total compensation reported for Mr. Jacobs as CEO in the Summary Compensation Table for each applicable year.
(3)
Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics, or the achievement of the Minimum Value Condition. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs						Non-PEO NEOs (Average)
Year	2024 (Orszag)	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2020 (Jacobs)	2024	2023	2022	2021	2020
Changes in performance award estimates during year at end of covered year fair value	($179,583)	$0	$1,145,825	$9,885,195	$11,937,874	$2,746,751	($148,479)	$309,050	$3,896,661	$4,991,563	$1,061,318
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(6,435,562)	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)	(4,420,128)	(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Fair value of awards granted during year that remain outstanding as of covered year end	8,659,245	28,980,885	7,656,905	10,923,318	7,961,443	6,835,172	5,924,190	8,219,409	5,313,810	4,317,322	3,723,016
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,401,145	128,020	833,794	(3,258,154)	(563,308)	(288,670)	601,008	174,035	(1,204,694)	(265,914)	(318,139)
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	43,998,188	(729,998)	(2,807,722)	(4,379,578)	536,540	923,167	13,667,043	(703,195)	(1,768,681)	357,053	446,507
Value of dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	3,378,928	1,031,622	2,042,682	2,448,263	2,303,472	965,483	1,535,180	623,677	970,007	1,046,505	468,808
Total Equity Award Adjustments	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,251,394	$17,158,814	$1,017,416	$2,437,698	$6,261,094	$1,630,926
Changes in Pension Value Reflected in Summary Compensation Table	—	—	—	—	—	(10,755)	—	—	—	—	(6,107)
Total Adjustments	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,240,639	$17,158,814	$1,017,416	$2,437,698	$6,261,094	$1,624,819

(4)
Reflects the average of the amounts reported for our NEOs as a group (excluding Mr. Orszag in 2024 and 2023 and Mr. Jacobs in each year except 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mses. Betsch and Soto and Messrs. Jacob and Russo; (ii) for 2023, Mses. Betsch and Soto and Mr. Russo; (iii) for 2022, Ms. Betsch and Messrs. Orszag, Russo, Bhutani, and Stern; and (iv) for each of 2021 and 2020, Messrs. Orszag, Russo, Bhutani, and Stern.

(5)
Represents the average amount of compensation “actually paid” to the NEOs as a group (excluding Mr. Orszag in 2024 and 2023 and Mr. Jacobs in each year except 2024), as computed in accordance with Item 402(v) of Regulation S-K, in accordance with the methodology reflected in footnote (2) to this Pay Versus Performance table.

(6)
Cumulative TSR is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period, plus the amount of dividends paid on our common stock during the measurement period (assuming the reinvestment of such dividends when they are paid).

(7)
Represents the weighted peer group TSR (including dividends), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Financial Index.

(8)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(9)	To comply with the SEC’s requirements, we have chosen our closing share price at the last trading day of each calendar year as our Company Selected Measure, as described further below.

Company Selected Measure Name			share price
Named Executive Officers, Footnote
(1)	Reflects amounts of total compensation reported for Mr. Orszag in the Summary Compensation Table for 2024 and 2023.
(2)	Reflects amounts of total compensation reported for Mr. Jacobs as CEO in the Summary Compensation Table for each applicable year.
(4)
Reflects the average of the amounts reported for our NEOs as a group (excluding Mr. Orszag in 2024 and 2023 and Mr. Jacobs in each year except 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mses. Betsch and Soto and Messrs. Jacob and Russo; (ii) for 2023, Mses. Betsch and Soto and Mr. Russo; (iii) for 2022, Ms. Betsch and Messrs. Orszag, Russo, Bhutani, and Stern; and (iv) for each of 2021 and 2020, Messrs. Orszag, Russo, Bhutani, and Stern.

Peer Group Issuers, Footnote
(7)
Represents the weighted peer group TSR (including dividends), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Financial Index.

Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics, or the achievement of the Minimum Value Condition. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs						Non-PEO NEOs (Average)
Year	2024 (Orszag)	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2020 (Jacobs)	2024	2023	2022	2021	2020
Changes in performance award estimates during year at end of covered year fair value	($179,583)	$0	$1,145,825	$9,885,195	$11,937,874	$2,746,751	($148,479)	$309,050	$3,896,661	$4,991,563	$1,061,318
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(6,435,562)	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)	(4,420,128)	(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Fair value of awards granted during year that remain outstanding as of covered year end	8,659,245	28,980,885	7,656,905	10,923,318	7,961,443	6,835,172	5,924,190	8,219,409	5,313,810	4,317,322	3,723,016
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,401,145	128,020	833,794	(3,258,154)	(563,308)	(288,670)	601,008	174,035	(1,204,694)	(265,914)	(318,139)
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	43,998,188	(729,998)	(2,807,722)	(4,379,578)	536,540	923,167	13,667,043	(703,195)	(1,768,681)	357,053	446,507
Value of dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	3,378,928	1,031,622	2,042,682	2,448,263	2,303,472	965,483	1,535,180	623,677	970,007	1,046,505	468,808
Total Equity Award Adjustments	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,251,394	$17,158,814	$1,017,416	$2,437,698	$6,261,094	$1,630,926
Changes in Pension Value Reflected in Summary Compensation Table	—	—	—	—	—	(10,755)	—	—	—	—	(6,107)
Total Adjustments	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,240,639	$17,158,814	$1,017,416	$2,437,698	$6,261,094	$1,624,819

Non-PEO NEO Average Total Compensation Amount			$ 6,999,823	$ 12,107,938	$ 6,345,221	$ 7,916,113	$ 6,907,889
Non-PEO NEO Average Compensation Actually Paid Amount			$ 24,158,637	13,125,354	8,782,919	14,177,208	8,532,708
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics, or the achievement of the Minimum Value Condition. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs						Non-PEO NEOs (Average)
Year	2024 (Orszag)	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2020 (Jacobs)	2024	2023	2022	2021	2020
Changes in performance award estimates during year at end of covered year fair value	($179,583)	$0	$1,145,825	$9,885,195	$11,937,874	$2,746,751	($148,479)	$309,050	$3,896,661	$4,991,563	$1,061,318
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(6,435,562)	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)	(4,420,128)	(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Fair value of awards granted during year that remain outstanding as of covered year end	8,659,245	28,980,885	7,656,905	10,923,318	7,961,443	6,835,172	5,924,190	8,219,409	5,313,810	4,317,322	3,723,016
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,401,145	128,020	833,794	(3,258,154)	(563,308)	(288,670)	601,008	174,035	(1,204,694)	(265,914)	(318,139)
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	43,998,188	(729,998)	(2,807,722)	(4,379,578)	536,540	923,167	13,667,043	(703,195)	(1,768,681)	357,053	446,507
Value of dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	3,378,928	1,031,622	2,042,682	2,448,263	2,303,472	965,483	1,535,180	623,677	970,007	1,046,505	468,808
Total Equity Award Adjustments	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,251,394	$17,158,814	$1,017,416	$2,437,698	$6,261,094	$1,630,926
Changes in Pension Value Reflected in Summary Compensation Table	—	—	—	—	—	(10,755)	—	—	—	—	(6,107)
Total Adjustments	$50,822,362	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,240,639	$17,158,814	$1,017,416	$2,437,698	$6,261,094	$1,624,819

Compensation Actually Paid vs. Total Shareholder Return
For 2020 to 2021, our TSR showed an inverse correlation to compensation “actually paid” due to the timing of changes to performance award estimates as we navigated the challenges of the pandemic. For 2021 to 2022, our TSR showed a more direct correlation to compensation “actually paid” due to both our record performance for 2021, which more than offset the prior inverse correlation, and the change in 2022 of the mix of cash and equity-based compensation for certain of our NEOs as the value of the shares underlying equity-based awards decreased at a slower pace than the S&P Financial Index. For 2022 to 2023, our TSR continued showing a direct correlation to compensation “actually paid” as we continued our compensation practice of having equity-based compensation make up a significant proportion of our NEOs’ total compensation mix. For 2023 to 2024, our TSR showed a more direct correlation to compensation “actually paid” due to our strong performance for 2024.

Compensation Actually Paid vs. Net Income
Net Income also showed an inverse correlation to compensation “actually paid” in 2020 to 2021 as we navigated the challenges of the pandemic and a more direct correlation in 2021 to 2022 as we posted record results for 2021 and the change in the mix of cash and equity-based compensation for certain of our NEOs in 2022 as the value of shares of our common stock underlying equity-based awards decreased. In light of challenging macroeconomic conditions, Net Income showed an inverse correlation to compensation “actually paid” in 2022 to 2023. Net Income showed a more direct correlation in 2023 to 2024 as we posted strong results for 2024.

Compensation Actually Paid vs. Company Selected Measure
Share price was positively correlated with compensation “actually paid” for 2020 to 2021, 2021 to 2022 and 2023 to 2024. For 2022 to 2023, while share price remained relatively flat, compensation “actually paid” generally increased, reflecting the impact of our management transition, including special grants to certain of our NEOs during 2023.

Total Shareholder Return Vs Peer Group
For 2020 to 2021, our TSR showed an inverse correlation to compensation “actually paid” due to the timing of changes to performance award estimates as we navigated the challenges of the pandemic. For 2021 to 2022, our TSR showed a more direct correlation to compensation “actually paid” due to both our record performance for 2021, which more than offset the prior inverse correlation, and the change in 2022 of the mix of cash and equity-based compensation for certain of our NEOs as the value of the shares underlying equity-based awards decreased at a slower pace than the S&P Financial Index. For 2022 to 2023, our TSR continued showing a direct correlation to compensation “actually paid” as we continued our compensation practice of having equity-based compensation make up a significant proportion of our NEOs’ total compensation mix. For 2023 to 2024, our TSR showed a more direct correlation to compensation “actually paid” due to our strong performance for 2024.

Tabular List, Table
Required Tabular Disclosure of Financial Performance Measures
As described in the section titled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. In setting our NEOs’ compensation, our Compensation Committee’s structured decision-making process is based on a holistic, not formulaic, review of the Company, applicable business segment and individual performance, and considers quantitative as well as qualitative factors that account for Company performance and shareholder outcomes. This review does not assign any specific weight to any one metric. We believe this review, which includes review of individual performance, allows overall compensation in any given fiscal year to be tailored to reflect the particular circumstances, including the macro environment, while appropriately incentivizing our NEOs. However, as required by the SEC’s rules, certain specific quantitative financial performance measures that were used by the Committee to link NEO compensation “actually paid” in 2024 to performance have been included below:
•	Share price
•	Adjusted net revenue
•	Adjusted operating margin
•	Return of capital
Adjusted net revenue is the same metric as “operating revenue” reported in our annual Proxy Statement filed with the SEC on March 21, 2024 (our “2024 Proxy Statement”). Adjusted operating margin is the same metric as “operating margin” reported in our 2024 Proxy Statement. For more information on these metrics (other than share price, which is discussed below) and the adjustments used in their calculation, please see the Endnotes to the table entitled “Selected Consolidated Financial Information” located on page 26 of this Proxy Statement.

Total Shareholder Return Amount			$ 154.85	106.83	83.86	107.44	112.02
Peer Group Total Shareholder Return Amount			130.5	112.1	89.43	134.87	98.24
Net Income (Loss)			$ 280,000,000	$ (75,000,000)	$ 358,000,000	$ 528,000,000	$ 402,000,000
Company Selected Measure Amount | $ / shares			51.48	34.8	34.67	43.63	42.3
PEO Name	Mr. Orszag	Mr. Jacobs	Mr. Orszag		Mr. Jacobs	Mr. Jacobs	Mr. Jacobs
Measure:: 1
Pay vs Performance Disclosure
Name			Share price
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted net revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted operating margin
Measure:: 4
Pay vs Performance Disclosure
Name			Return of capital
Peter R. Orszag [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,395,756	$ 30,834,841	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			62,218,118	34,445,932	0	0	0
Kenneth M. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	10,883,187	10,888,560	11,777,331	10,038,325
PEO Actually Paid Compensation Amount			0	11,846,936	16,756,607	26,276,748	14,278,964
PEO | Peter R. Orszag [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,822,362	3,611,090
PEO | Peter R. Orszag [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Peter R. Orszag [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,822,362	3,611,090
PEO | Peter R. Orszag [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,435,562)	(25,799,438)
PEO | Peter R. Orszag [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,659,245	28,980,885
PEO | Peter R. Orszag [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			43,998,188	(729,998)
PEO | Peter R. Orszag [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,401,145	128,020
PEO | Peter R. Orszag [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,378,928	1,031,622
PEO | Peter R. Orszag [Member] | Changes in Performance Award Estimates During Year at End of Covered Year Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(179,583)	0
PEO | Kenneth M. Jacobs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				963,750	5,868,047	14,499,417	4,240,639
PEO | Kenneth M. Jacobs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	(10,755)
PEO | Kenneth M. Jacobs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				963,750	5,868,047	14,499,417	4,251,394
PEO | Kenneth M. Jacobs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)
PEO | Kenneth M. Jacobs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,656,905	10,923,318	7,961,443	6,835,172
PEO | Kenneth M. Jacobs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,807,722)	(4,379,578)	536,540	923,167
PEO | Kenneth M. Jacobs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				833,794	(3,258,154)	(563,308)	(288,670)
PEO | Kenneth M. Jacobs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,042,682	2,448,263	2,303,472	965,483
PEO | Kenneth M. Jacobs [Member] | Changes in Performance Award Estimates During Year at End of Covered Year Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,145,825	9,885,195	11,937,874	2,746,751
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,158,814	1,017,416	2,437,698	6,261,094	1,624,819
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(6,107)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,158,814	1,017,416	2,437,698	6,261,094	1,630,926
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,420,128	(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,924,190	8,219,409	5,313,810	4,317,322	3,723,016
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,667,043	(703,195)	(1,768,681)	357,053	446,507
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			601,008	174,035	(1,204,694)	(265,914)	(318,139)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,535,180	623,677	970,007	1,046,505	468,808
Non-PEO NEO | Changes in Performance Award Estimates During Year at End of Covered Year Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (148,479)	$ 309,050	$ 3,896,661	$ 4,991,563	$ 1,061,318